Share-based Payments (Details Textual)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based Payments (Textual)
Weighted average remaining contractual life		2 years
December 2016 Options [Member]
Share-based Payments (Textual)
Agreement description	Pursuant to an agreement entered between the Company and a consultant on April 1, 2015, the Company granted 1,000,000 options, which were issued and vested on 9 December 2016, and each option entitles the holder to purchase one ordinary share of the Company at an exercise price of A$0.500. These options were issued and vested following the successful completion of related milestone pertaining to a minimum recruitment of 100 patients into the Company's NASH Phase 2 clinical trial.
Option granted, description	Options granted to Dr Gary Jacob on 11 February 2019 and valued at A$975,000 in the 30 June 2019 financials were subject to shareholder approval. In line with IFRS 2, these were re-valued at grant date 6 November 2019 after being approved by shareholders with a value of A$368,000.